As filed with the Securities and Exchange Commission on April 20, 2007

                                                              File No. 033-87376
                                                                       811-08914
================================================================================
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                              --------------------
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


       Pre-Effective Amendment No.                                          [ ]

       Post-Effective Amendment No. 28                                      |X|


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

       Amendment No. 101                                                    |X|

                        (Check appropriate box or boxes.)
                              --------------------

                        PHL Variable Accumulation Account
                           (Exact Name of Registrant)

                              --------------------

                         PHL Variable Insurance Company
                               (Name of Depositor)

                              --------------------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, including Area Code)

                              --------------------

                              John R. Flores, Esq.
                         PHL Variable Insurance Company
                                One American Row
                             Hartford, CT 06102-5056
                     (Name and Address of Agent for Service)

                              --------------------

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement


It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on _______________, 2007 pursuant to paragraph (b) of Rule 485
| | 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] _______________ pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
[X] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be May 1, 2007.

                              --------------------
                      Title of Securities Being Registered:
                  Deferred fixed & variable annuity contracts
================================================================================


This Post-Effective Amendment is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 for the sole purpose of delaying the effective date of Post-Effective Amendment No. 27 to Registration Statement No. 033-87376 filed pursuant to Rule 485(a) under the Securities Act of 1933 on February 20, 2007. The contents of Post-Effective Amendment No. 27 are being incorporated by reference.

                     REPRESENTATION BY REGISTRANT'S COUNSEL


As counsel to the Registrant, I, Michele M. Drummey, have reviewed this Post-Effective Amendment No. 28 to Registration Statement No. 033-87376 and I represent, pursuant to the requirement of paragraph (e) of Rule 485 under the Securities Act of 1933, that this Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of said Rule 485.



/s/ Michelle M. Drummey
------------------------------
Michelle M. Drummey
Counsel

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, PHL Variable Accumulation Account, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 28 pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933. The Registrant causes this Post-Effective Amendment No. 28 to Registration Statement No. 033-87376 to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Hartford and the State of Connecticut, on the 20th day of April 2007.

                                 PHL VARIABLE ACCUMULATION ACCOUNT
                                 PHL VARIABLE LIFE INSURANCE COMPANY

                          By:
                                 ----------------------------------
                                 *Philip K. Polkinghorn
                                 Director, President, and Principal
                                 Executive Officer

                          By:    /s/ John H. Beers
                                 ----------------------------------
                                 *John H. Beers
                                  *As Attorney-in-Fact pursuant to power of attorney.

As required by the Securities Act of 1933, the following persons in the capacities stated have signed this Post-Effective Amendment No. 28 to Registration Statement No. 033-87376 on April 20, 2007:

SIGNATURE                                              TITLE
---------                                              -----


                                     Director, President, and Principal
---------------------------          Executive Officer
Philip K. Polkinghorn*


                                     Director, Executive Vice President,
---------------------------          Chief Financial Officer, and acting
Michael E. Haylon*                   Chief Accounting Officer


---------------------------          Senior Vice President and
Katherine P. Cody*                   Chief Accounting Officer


---------------------------          Director
James D. Wehr*


/s/ John H. Beers                   *As Attorney-in-Fact pursuant to power of
---------------------------          attorney
* John H. Beers




                                      S-1